BUSINESS ACQUISITION	12 Months Ended
Dec. 31, 2017
BUSINESS ACQUISITION
BUSINESS ACQUISITION

3.BUSINESS ACQUISITION

Acquisition of Guangzhou Liwan District RYB Tangning Garden Kindergarten (“Tangning Garden”)

On May 12, 2015, the Group acquired 100% equity interest in Tangning Garden for a total cash consideration of $1,031. This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition, resulting in a goodwill balance of $430.

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the date of acquisition:

		Depreciation period
Leasehold improvement	601	Shorter of lease term or estimated economic life
Goodwill	430

Total	1,031

The results of operations attributable to Tangning Garden are included in the consolidated statement of operations beginning on May 12, 2015, which included net revenue of $289 and pre-tax net loss of $131 generated since the acquisition date to December 31, 2015. The revenue and net income of Tangning Garden were insignificant for the purposes of pro forma information disclosure requirements for the period from January 1, 2015 to the acquisition date.